Pay vs Performance Disclosure - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	May 03, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information required by Item 402(v) of Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation - Compensation Discussion and Analysis.”

							Year-end value of $100 invested on 12/31/2020 in:
Year	Summary Compensation Table Total for Paul Hennessy (1) $	Compensation Actually Paid to Paul Hennessy (1)(2) $	Summary Compensation Table Total for Stan Pavlovsky (3) $	Compensation Actually Paid to Stan Pavlovsky (2)(3) $	Average Summary Compensation Table Total for Non-CEO NEOs (4) $	Average Compensation Actually Paid to Non-CEO NEOs(2)(4) $	SSTK Total Shareholder Return $	S&P Software & Svcs Total Shareholder Return $	Net Income (in millions) $	Adj. EBITDA (in millions) $
2025	11,810,597	7,207,773	n/a	n/a	2,955,068	924,471	30.78	123.17	45.5	271.8
2024	7,176,468	494,493	n/a	n/a	2,944,372	370,539	45.71	124.15	35.9	247.1
2023	8,113,511	5,010,678	n/a	n/a	6,195,115	4,169,842	70.47	98.71	110.3	240.8
2022	20,883,260	18,201,281	5,913,330	(16,980,341)	4,003,445	(5,794,986)	75.31	71.06	76.1	218.1
2021	n/a	n/a	5,717,651	22,508,915	3,394,474	13,395,666	155.96	107.98	91.9	193.1

(1)	Paul Hennessy served as the CEO of the Company from July 1, 2022 to July 12, 2026.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate Compensation Actually Paid for 2025 include:

	Paul Hennessy	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$11,810,597	$2,955,068
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(10,544,274)	$(2,549,712)
Year-end fair value of unvested awards granted in the current year	$10,269,191	$1,460,469
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(609,536)	$(620,667)
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(3,718,206)	$(320,687)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in the total compensation	$—	$—
Total Adjustments for Equity Awards	$(4,602,825)	$(2,030,598)
Compensation Actually Paid (as calculated)	$7,207,773	$924,471

(3)	Stan Pavlovsky became CEO of the Company on April 1, 2020 and served until May 3, 2022.
(4)	Non-CEO NEOs reflect the average summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by years:
2025: Jonathan Oringer, Rik Powell, and Matthew Furlong
2024: Jonathan Oringer, Jarrod Yahes, John Caine and Rik Powell
2023: Jonathan Oringer, Jarrod Yahes and John Caine
2021 & 2022: Jonathan Oringer, Jarrod Yahes and Peter Silvio

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Paul Hennessy served as the CEO of the Company from July 1, 2022 to July 12, 2026.
(3)	Stan Pavlovsky became CEO of the Company on April 1, 2020 and served until May 3, 2022.
(4)	Non-CEO NEOs reflect the average summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by years:
2025: Jonathan Oringer, Rik Powell, and Matthew Furlong
2024: Jonathan Oringer, Jarrod Yahes, John Caine and Rik Powell
2023: Jonathan Oringer, Jarrod Yahes and John Caine
2021 & 2022: Jonathan Oringer, Jarrod Yahes and Peter Silvio

Adjustment To PEO Compensation, Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate Compensation Actually Paid for 2025 include:

	Paul Hennessy	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$11,810,597	$2,955,068
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(10,544,274)	$(2,549,712)
Year-end fair value of unvested awards granted in the current year	$10,269,191	$1,460,469
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(609,536)	$(620,667)
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(3,718,206)	$(320,687)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in the total compensation	$—	$—
Total Adjustments for Equity Awards	$(4,602,825)	$(2,030,598)
Compensation Actually Paid (as calculated)	$7,207,773	$924,471

Non-PEO NEO Average Total Compensation Amount			$ 2,955,068	$ 2,944,372	$ 6,195,115	$ 4,003,445	$ 3,394,474
Non-PEO NEO Average Compensation Actually Paid Amount			$ 924,471	370,539	4,169,842	(5,794,986)	13,395,666
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate Compensation Actually Paid for 2025 include:

	Paul Hennessy	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$11,810,597	$2,955,068
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(10,544,274)	$(2,549,712)
Year-end fair value of unvested awards granted in the current year	$10,269,191	$1,460,469
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(609,536)	$(620,667)
Fair values at vest date for awards granted and vested in current year	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(3,718,206)	$(320,687)
Forfeitures during current year equal to prior year-end fair value	$—	$—
Dividends or dividend equivalents not otherwise included in the total compensation	$—	$—
Total Adjustments for Equity Awards	$(4,602,825)	$(2,030,598)
Compensation Actually Paid (as calculated)	$7,207,773	$924,471

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance:
•	Adjusted EBITDA,
•	Adjusted EBITDA Margin,
•	Revenue, and
•	Revenue growth.

Total Shareholder Return Amount			$ 30.78	45.71	70.47	75.31	155.96
Peer Group Total Shareholder Return Amount			123.17	124.15	98.71	71.06	107.98
Net Income (Loss)			$ 45,500,000	$ 35,900,000	$ 110,300,000	$ 76,100,000	$ 91,900,000
Company Selected Measure Amount			271,800,000	247,100,000	240,800,000	218,100,000	193,100,000
PEO Name	Stan Pavlovsky	Paul Hennessy	Paul Hennessy	Paul Hennessy	Paul Hennessy		Stan Pavlovsky
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Revenue growth
Paul Hennessy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,810,597	$ 7,176,468	$ 8,113,511	$ 20,883,260
PEO Actually Paid Compensation Amount			7,207,773	$ 494,493	$ 5,010,678	18,201,281
Stan Pavlovsky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						5,913,330	$ 5,717,651
PEO Actually Paid Compensation Amount						$ (16,980,341)	$ 22,508,915
PEO | Paul Hennessy [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,602,825)
PEO | Paul Hennessy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,544,274)
PEO | Paul Hennessy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,269,191
PEO | Paul Hennessy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(609,536)
PEO | Paul Hennessy [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Paul Hennessy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,718,206)
PEO | Paul Hennessy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Paul Hennessy [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,030,598)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,549,712)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,460,469
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(620,667)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(320,687)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0